Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Liability [Abstract]
Schedule of related party
	December 31, 2021	December 31, 2020
	(Dollars in thousands)
(a) Due from Illumigyn	$3	$27
(b) Due from Wellsense Technologies Ltd.	11	14
(c) Due from Six-Eye Interactive	1	(5)
(c) Due from Six AI ltd.	3	-
Total from related parties	$18	$36

Schedule of related parties transactions
	Year ended December 31,
	2021	2020	2019
	(U.S. Dollars in thousands)
Research and development – see d below	80	355	154
General and administrative – See c, e and f below	(191)	(167)	5,824